Average Annual Total Returns - R2 R3 R4 R5 R6 Shares - SmartRetirement Blend 2055 Fund	Class R2 Life of Fund	Class R2 1 Year	Class R2 5 Years	Class R2 Inception Date	Class R3 Life of Fund	Class R3 1 Year	Class R3 5 Years	Class R4 Life of Fund	Class R4 1 Year	Class R4 5 Years	Class R5 Life of Fund	Class R5 1 Year	Class R5 5 Years	Class R6 Life of Fund	Class R6 1 Year	Class R6 5 Years	Class R6 Return After Taxes on Distributions Life of Fund	Class R6 Return After Taxes on Distributions 1 Year	Class R6 Return After Taxes on Distributions 5 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Life of Fund	Class R6 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class R6 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	S&P TARGET DATE 2055 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund	S&P TARGET DATE 2055 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	S&P TARGET DATE 2055 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years	JPM SMARTRETIREMENT BLEND 2055 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund	JPM SMARTRETIREMENT BLEND 2055 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	JPM SMARTRETIREMENT BLEND 2055 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years
Total	9.64%	12.33%	10.31%	Jul. 02, 2012	9.94%	12.64%	10.60%	10.22%	12.95%	10.88%	10.33%	13.11%	11.03%	10.42%	13.22%	11.13%	9.30%	12.70%	10.08%	7.91%	7.97%	8.37%	11.15%	13.86%	11.55%	10.75%	13.30%	11.37%